CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (95,325)	$ (75,234)
Other comprehensive income (loss):
Foreign currency translation adjustments	283	(796)
Change in unrealized loss on available-for-sale marketable securities	(15)	(36)
Total other comprehensive income (loss)	268	(832)
Comprehensive loss	$ (95,057)	$ (76,066)